Financial risk management - Liquidity risk (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Financial risk management
Net current liabilities	¥ 427,952,000
Undiscounted cash flows, including interest	512,579,000	¥ 611,220,000
Within 1 year
Financial risk management
Undiscounted cash flows, including interest	268,735,000	268,035,000
Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	146,817,000	99,544,000
Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	58,745,000	176,351,000
After 5 years
Financial risk management
Undiscounted cash flows, including interest	38,282,000	67,290,000
Liquidity risk
Financial risk management
Net current liabilities	¥ 427,947,000
Series A Preferred Shares | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	10.00%
Convertible Note
Financial risk management
Undiscounted cash flows, including interest	¥ 38,059,000	44,565,000
Convertible Note | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	¥ 38,059,000
Convertible Note | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest		44,565,000
Convertible note 2016 | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	15.00%
Convertible note 2020 | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	15.00%
Exchangeable note liabilities | Liquidity risk
Financial risk management
Maximum exposure to issue price (as a percent)	100.00%
Accrued amount of maximum exposure (as a percent)	10.00%
Borrowings..
Financial risk management
Undiscounted cash flows, including interest	¥ 238,594,000	226,615,000
Borrowings.. | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	160,646,000	146,764,000
Borrowings.. | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	77,948,000	54,657,000
Borrowings.. | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest		25,194,000
Lease liabilities.
Financial risk management
Undiscounted cash flows, including interest	160,801,000	267,070,000
Lease liabilities. | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	32,964,000	48,301,000
Lease liabilities. | Between 1 and 2 years
Financial risk management
Undiscounted cash flows, including interest	30,810,000	44,887,000
Lease liabilities. | Between 2 and 5 years
Financial risk management
Undiscounted cash flows, including interest	58,745,000	106,592,000
Lease liabilities. | After 5 years
Financial risk management
Undiscounted cash flows, including interest	38,282,000	67,290,000
Trade payables
Financial risk management
Undiscounted cash flows, including interest	31,256,000	33,654,000
Trade payables | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	31,256,000	33,654,000
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received)
Financial risk management
Undiscounted cash flows, including interest	43,396,000	38,092,000
Accruals and other payables (excluding accrued employee benefits, other taxes, provision and deposits received) | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	43,396,000	38,092,000
Amounts due to related parties
Financial risk management
Undiscounted cash flows, including interest	473,000	1,224,000
Amounts due to related parties | Within 1 year
Financial risk management
Undiscounted cash flows, including interest	¥ 473,000	¥ 1,224,000